Income taxes - Net Operating Loss and Capital Loss Carryforwards (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	$ 1,488,600,000
Gross Deferred Tax Asset	340,100,000
Valuation Allowance	(72,200,000)
Net Deferred Tax Asset	267,900,000
Valuation Allowance	71,800,000	$ 58,100,000
Valuation allowance, other deferred tax assets	(400,000)
U.S. subsidiaries
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	12,100,000
Luxembourg subsidiaries
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	17,600,000
US
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	167,300,000
Gross Deferred Tax Asset	35,100,000
Net Deferred Tax Asset	35,100,000
Operating Loss Carryforwards	120,100,000
LUXEMBOURG
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,043,300,000
Gross Deferred Tax Asset	271,400,000
Valuation Allowance	(71,900,000)
Net Deferred Tax Asset	199,500,000
Operating Loss Carryforwards	821,800,000
Sweden
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	220,300,000
Gross Deferred Tax Asset	22,500,000
Net Deferred Tax Asset	22,500,000
NETHERLANDS
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,400,000
Gross Deferred Tax Asset	300,000
Valuation Allowance	(300,000)
UK
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	56,300,000
Gross Deferred Tax Asset	10,800,000
Net Deferred Tax Asset	10,800,000
2018 - 2022
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,600,000
2018 - 2022 | US
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	600,000
2018 - 2022 | NETHERLANDS
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,000,000
2022 - 2037
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	167,100,000
2022 - 2037 | US
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	166,700,000
2022 - 2037 | NETHERLANDS
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	400,000
No expiration date
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,319,900,000
No expiration date | LUXEMBOURG
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	1,043,300,000
No expiration date | Sweden
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	220,300,000
No expiration date | UK
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating loss and capital loss carryforwards	56,300,000
Expire in between 2022 to 2025
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	14,000,000
Expire in between 2020 to 2027 | US
Operating Loss and Capital Loss Carryforwards [Line Items]
Valuation Allowance	13,700,000.00000
Expire in 2030 to 2032
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	104,500,000
Expire in 2036
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	48,800,000
Expire in 2018 and 2019
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	13,700,000
Refundable in 2022
Operating Loss and Capital Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 100,000